Acquisitions - August 2016 Acquisition (Details) $ in Thousands		3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 23, 2016 USD ($) a	Sep. 30, 2016 USD ($)	Sep. 30, 2015 USD ($)	Sep. 30, 2016 USD ($)	Sep. 30, 2015 USD ($)	Dec. 31, 2015 USD ($)
Acquisitions
Acquisition transaction expenses		$ 345		$ 345	$ 6,000	$ 6,000
August 2016 Acquisition
Acquisitions
Acres acquired | a	850
Revenue contributed since acquisition			$ 0		0
Consideration given
Cash	$ 13,674
Total consideration given	13,674
Allocation of Purchase Price
Proved oil and gas properties	9,824
Unproved oil and gas properties	6,872
Total fair value of oil and gas properties acquired	16,696
Asset retirement obligations	(3,022)
Fair value of net assets acquired	$ 13,674
August 2016 Acquisition | Acquisition transaction expense
Acquisitions
Acquisition transaction expenses		$ 100	$ 0	$ 100	$ 0